UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Alesco Advisors LLC
Address:    120 Office Park Way
            Pittsford, New York 14534

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone: (585) 586-0970

Signature, Place, and Date of Signing:

Jeffrey D. Bradley          Pittsford, New York             11/12/2008
------------------      -----------------------         ---------------------
  (Signature)                (City, State)                    (Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       66
Form 13F Information Table Value Total:      $361,953
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

NAME OF ISSUER                    TITLE OF CLASS   CUSIP          VALUE     SHRS OR  SH/  PUT  INVESTMENT OTHER     VOTING AUTHORITY
                                                                  x$1,000   PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED  NONE
APPLE INC                         COM               037833 10 0   $     301         2,650      OTHER             2,650             -
ANAREN INC                        COM               032744 10 4   $     138        13,600      OTHER            13,600             -
BANK OF AMERICA CORPORATION       COM               060505 10 4   $   4,633       132,384      OTHER               794       131,590
BAKER HUGHES INC                  COM               057224 10 7   $     207         3,425      OTHER             3,425             -
VANGUARD BD INDEX FD INC          TOTAL BND MRKT    921937 83 5   $   4,034        53,350      SOLE             52,050         1,300
ANHEUSER BUSCH COS INC            COM               035229 10 3   $   1,182        18,221      OTHER             3,850        14,371
COLGATE PALMOLIVE CO              COM               194162 10 3   $     332         4,409      OTHER             4,409             -
CISCO SYS INC                     COM               17275R 10 2   $     261        11,580      OTHER            11,580             -
ISHARES TR                        LEHMAN 1-3 YR     464288 64 6   $     437         4,475      SOLE              4,475             -
CVS CAREMARK CORPORATION          COM               126650 10 0   $     362        10,758      OTHER            10,758             -
DIAMONDS TR                       UNIT SER 1        252787 10 6   $   6,551        60,460      SOLE             60,460             -
DYNEGY INC DEL                    CL A              26817G 10 2   $     174        48,536      OTHER            48,536             -
VANGUARD WORLD FD                 EXTENDED DUR      921910 70 9   $   1,161        11,500      SOLE             11,500             -
ISHARES TR                        MSCI EMERG MKT    464287 23 4   $     742        21,724      SOLE             21,724             -
ISHARES TR                        MSCI EAFE IDX     464287 46 5   $  26,131       464,130      SOLE            453,555        10,575
EXELON CORP                       COM               30161N 10 1   $     340         5,422      OTHER             5,422             -
FIRST NIAGARA FINL GP INC         COM               33582V 10 8   $   9,253       587,493      OTHER           500,030        87,463
GENERAL ELECTRIC CO               COM               369604 10 3   $     299        11,730      OTHER            11,730             -
ISHARES TR                        LEHMAN INTER G    464288 61 2   $     860         8,600      SOLE              8,600             -
SPDR INDEX SHS FDS                S&P INTL SMLCP    78463X 87 1   $     392        16,045      SOLE             14,645         1,400
HOME PROPERTIES INC               COM               437306 10 3   $     524         9,041      OTHER             9,041             -
HARRIS INTERACTIVE INC            COM               414549 10 5   $      57        33,204      OTHER                 -        33,204
INTERNATIONAL BUSINESS MACHS      COM               459200 10 1   $     646         5,520      OTHER             5,520             -
ISHARES TR                        S&P MIDCAP 400    464287 50 7   $  42,414       586,159      SOLE            574,109        12,050
ISHARES TR                        S&P MIDCP VALU    464287 70 5   $  10,569       153,838      SOLE            150,988         2,850
ISHARES TR                        S&P MC 400 GRW    464287 60 6   $  10,313       137,545      SOLE            135,195         2,350
ISHARES TR                        S&P SMLCAP 600    464287 80 4   $  33,826       568,401      SOLE            553,601        14,800
ISHARES TR                        S&P SMLCP VALU    464287 87 9   $   6,841       105,162      SOLE            102,437         2,725
ISHARES TR                        S&P SMLCP GROW    464287 88 7   $   9,910       161,379      SOLE            158,329         3,050
ITT CORP NEW                      COM               450911 10 2   $     335         6,033      OTHER             6,033             -
ISHARES TR                        S&P 500 VALU      464287 40 8   $   7,391       123,500      SOLE            119,525         3,975
ISHARES TR                        S&P 500 INDEX     464287 20 0   $  21,088       180,516      SOLE            177,491         3,025
ISHARES TR                        S&P 500 GRW       464287 30 9   $   7,193       126,675      SOLE            123,925         2,750
ISHARES TR                        RUSSELL 1000      464287 62 2   $   1,637        25,750      SOLE             25,750             -
ISHARES TR                        RSSL MCRCP IDX    464288 86 9   $     787        17,680      SOLE             17,680             -
JOHNSON & JOHNSON                 COM               478160 10 4   $     290         4,190      OTHER             4,190             -
JPMORGAN & CHASE & CO             COM               46625H 10 0   $   1,356        29,042      OTHER            13,042        16,000
SPDR SERIES TRUST                 SPDR KBW BK ETF   78464A 79 7   $   7,723       229,860      SOLE            225,735         4,125
MIDCAP STDR TR                    UNIT SER 1        595635 10 3   $     552         4,185      SOLE              4,185             -
MONSANTO CO NEW                   COM               61166W 10 1   $     203         2,050      OTHER             2,050             -
M&T BK CORP                       COM               55261F 10 4   $     281         3,150      OTHER             3,150             -
PACWEST BANCORP DEL               COM               695263 10 3   $     858        30,000      OTHER                 -        30,000
PAETEC HOLDING CORP               COM               695459 10 7   $      60        27,722      OTHER            27,722             -
PAYCHEX INC                       COM               704326 10 7   $   3,666       110,989      OTHER           110,989             -
PEPSICO INC                       COM               713448 10 8   $     472         6,621      OTHER             6,621             -
PROCTER & GAMBLE CO               COM               742718 10 9   $     319         4,576      OTHER             4,576             -
PHOENIX FOOTWEAR GROUP INC        COM               71903M 10 0   $     766       806,600      OTHER                 -       806,600
RYDEX ETF TRUST                   S&P 500 PUR VAL   78355W 30 4   $     670        29,175      SOLE             28,075         1,100
RAYTHEON CO                       COM NEW           755111 50 7   $     221         4,130      OTHER             4,130             -
SPDR SERIES TRUST                 DJ WLSH REIT ETF  78464A 60 7   $  22,559       333,855      SOLE            329,630         4,225
SPDR DJ WILSHIRE INTERNATIONAL
   REAL ESTATE                    DJWS INTL REAL    78463X 86 3   $   6,469       169,513      SOLE            168,013         1,500
SAFEGUARD SCIENTIFICS INC         COM               786449 10 8   $      19        15,000      OTHER            15,000             -
ISHARES TR                        1-3 YR TRS BD     464287 45 7   $     710         8,500      SOLE              7,200         1,300
SCHLUMBERGER LTD                  COM               806857 10 8   $     530         6,781      OTHER             6,781             -
SPDR TR                           UNIT SER 1        78462F 10 3   $  83,304       718,200      SOLE            704,600        13,600
ISHARES TR                        US TIPS BD FD     464287 17 6   $   6,261        61,805      SOLE             56,080         5,725
ISHARES TR                        20+ YRS TRS BD    464287 43 2   $     638         6,725      SOLE              5,625         1,100
UNITED TECHNOLOGIES CORP          COM               913017 10 9   $     311         5,170      OTHER             5,170             -
VANGUARD TAX-MANAGED FD           EUROPE PAC ETF    921943 85 8   $     473        13,450      SOLE             13,450             -
VANGUARD INDEX FDS                REIT ETF          922908 55 3   $   3,889        63,972      SOLE             63,972             -
VANGUARD INDEX FDS                MID CAP ETF       922908 62 9   $     807        13,600      SOLE             13,600             -
VANGUARD INDEX FDS                STK MRK ETF       922908 76 9   $     379         6,500      SOLE              6,500             -
VANGUARD INDEX FDS                LARGE CAP ETF     922908 63 7   $   5,239        99,550      SOLE             99,550             -
VANGUARD INTL EQUITY INDEX F      EMR MKT ETF       922042 85 8   $     717        20,695      SOLE             19,795           900
WILLIAMS COS INC DEL              COM               969457 10 0   $     312        13,200      OTHER            13,200             -
EXXON MOBIL CORP     COM          COM               30231G 10 2   $     575         7,399      OTHER             7,399             -